Other receivables (Details) - Schedule of other receivables - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Receivables Abstract
R&D tax credit receivable	SFr 672,600	SFr 224,465
Receivable from share issuance		255,187
Value added tax receivable	78,650	168,851
Withholding tax receivable		7,336
Receivable from suppliers and other	4,737	15,501
Total other receivables	SFr 755,987	SFr 671,340